MERGER TRANSACTON (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 17, 2024	Sep. 30, 2023
Intangible assets	$ 1,620,430	$ 1,603,430		$ 0
Crypto assets	3,300,000	2,700,000		0
Current assets	5,509,603	2,178,106		588
Total assets	57,560,359	29,049,999		588
Current Liabilities	2,218,992	6,232,754		286,127
Total liabilities	26,183,229	6,369,698		412,477
Net equity	$ 37,608,528	$ 29,037,452		$ (411,889)
TAG
Fixed assets			$ 141,806
Intangible assets			1,603,430
Crypto assets			2,700,000
Current assets			9,815,248
Other non-current assets			14,746,000
Total assets			29,006,484
Current Liabilities			6,198,427
Notes payable			14,581
Total liabilities			6,213,008
Non-controlling interests			(6,647,080)
Net equity			$ 28,572,412